Earnings per share (Schedule of earnings per share) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Weighted average common shares outstanding, Basic	310,845,281	261,858,531
Plus net incremental shares from: Assumed conversion: stock options	107,829	358,997
Diluted weighted average common shares outstanding	310,953,110	262,217,528